STATEMENT OF INVESTMENTS
BNY Mellon U.S. Equity Fund

August 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.4%
Capital Goods - 6.4%
Fastenal Co.	234,300		11,792,319
Hexcel Corp.	186,000		10,912,620
The Toro Company	116,000		9,619,880
			32,324,819
Commercial & Professional Services - 2.1%
Copart Inc.	89,700	[a]	10,732,605
Consumer Durables & Apparel - 2.4%
NIKE Inc., Cl. B	110,400		11,752,080
Consumer Services - 4.8%
Booking Holdings Inc.	6,300	[a]	11,817,603
McDonald's Corp.	48,000		12,109,440
			23,927,043
Diversified Financials - 2.2%
Moody's Corp.	38,600		10,982,472
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	17,800		9,293,380
Health Care Equipment & Services - 9.0%
Align Technology Inc.	13,000	[a]	3,168,100
Edwards Lifesciences Corp.	123,900	[a]	11,163,390
Intuitive Surgical Inc.	56,500	[a]	11,624,310
ResMed Inc.	49,600		10,908,032
Stryker Corp.	40,700		8,351,640
			45,215,472
Household & Personal Products - 3.4%
Colgate-Palmolive Co.	68,800		5,380,848
The Estee Lauder Companies, Cl. A	44,800		11,396,224
			16,777,072
Materials - 6.3%
Ecolab Inc.	64,900		10,632,567
FMC Corp.	86,500		9,348,920
Linde PLC	41,700		11,795,262
			31,776,749
Media & Entertainment - 6.7%
Alphabet Inc., Cl. C	196,120	[a]	21,406,498
Netflix Inc.	12,100	[a]	2,705,076
The Walt Disney Company	83,800	[a]	9,392,304
			33,503,878
Pharmaceuticals Biotechnology & Life Sciences - 11.0%
Eli Lilly & Co.	40,700		12,260,061

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 11.0% (continued)
Illumina Inc.	23,600	[a]	4,758,704
Johnson & Johnson	70,700		11,406,738
Mettler-Toledo International Inc.	6,600	[a]	8,002,236
Waters Corp.	31,300	[a]	9,346,180
West Pharmaceutical Services Inc.	32,100		9,523,749
			55,297,668
Retailing - 6.5%
Dollar General Corp.	46,900		11,134,998
O'Reilly Automotive Inc.	15,400	[a]	10,735,648
The TJX Companies	174,400		10,873,840
			32,744,486
Semiconductors & Semiconductor Equipment - 2.4%
Texas Instruments Inc.	73,900		12,209,019
Software & Services - 22.8%
Adobe Inc.	36,800	[a]	13,742,592
Ansys Inc.	30,300	[a]	7,523,490
Automatic Data Processing Inc.	43,000		10,509,630
Cognizant Technology Solutions Corp., Cl. A	107,000		6,759,190
Fortinet Inc.	116,500	[a]	5,672,385
Jack Henry & Associates Inc.	52,000		9,994,400
Manhattan Associates Inc.	64,700	[a]	9,139,522
Mastercard Inc., Cl. A	46,500		15,083,205
Microsoft Corp.	84,600		22,120,362
Paychex Inc.	66,000		8,140,440
PayPal Holdings Inc.	64,800	[a]	6,054,912
			114,740,128
Technology Hardware & Equipment - 8.5%
Amphenol Corp., Cl. A	184,100		13,536,873
Cisco Systems Inc.	226,900		10,146,968
Cognex Corp.	174,600		7,352,406
IPG Photonics Corp.	59,400	[a]	5,381,046
TE Connectivity Ltd.	50,100		6,323,121
			42,740,414
Transportation - 2.0%
Old Dominion Freight Line Inc.	37,100		10,069,311
Total Common Stocks (cost $254,719,474)			494,086,596

	1-Day Yield (%)
Investment Companies - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,685,971)	2.34	4,685,971	[b]	4,685,971
Total Investments (cost $259,405,445)		99.3%		498,772,567
Cash and Receivables (Net)		.7%		3,614,746
Net Assets		100.0%		502,387,313

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon U.S. Equity Fund

August 31, 2022 (Unaudited)

The following is a summary of the inputs used as of August 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	494,086,596	-	-	494,086,596
Investment Companies	4,685,971	-	-	4,685,971

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At August 31, 2022, accumulated net unrealized appreciation on investments was $239,367,122, consisting of $263,288,334 gross unrealized appreciation and $23,921,212 gross unrealized depreciation.

At August 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.